Investments accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2025
Investments accounted for using the equity method
Summary of development of the entity's equity method investment

The following table summarizes the development of the investments in associates during year 2025:

	Centauri
	Therapeutics	Insignificant
in k€	Ltd	investments	Total
Balance at January 1, 2025	1,264	874	2,138
Investment	3,576	—	3,576
Share of profit/(loss) in associate	(634)	(451)	(1,085)
Impairment	—	—	—
Dividends earned, Divestment or Reclassification	—	—	—
Balance at December 31, 2025	4,206	423	4,629

The following table provides an overview of the development of the investments in 2024:

		Centauri		Quantro	Topas
	Autobahn	Therapeutics	EIR	Therapeutics	Therapeutics	Insignificant
in k€	Labs LLC	Ltd.	Biotherapies	GmbH	GmbH	investments	Total
Balance at January 1, 2024	—	2,179	—	892	—	—	3,071
Investment	1,378	—	1,022	—	977	2	3,379
Share of profit/(loss) in associate	(1,378)	(916)	(149)	(892)	(977)	—	(4,312)
Impairment	—	—	—	—	—	—	—
Dividends earned, Divestment or Reclassification	—	—	—	—	—	—	—
Balance at December 31, 2024	—	1,264	873	—	—	2	2,138

Schedule of financial information of significant investments

Further financial information on the significant investments accounted for using the equity method is presented below:

2025

Centauri
Therapeutics
in k€	Ltd
Current assets	14,127
Non-current assets	239
Current liabilities	233
Non-current liabilities	—
Revenues from Jan 1 to Dec 31	4,837
Net income (loss) Jan 1 to Dec 31	(3,915)

2024

	Centauri	Dark Blue		Quantro	Topas
	Therapeutics	Therapeutics	EIR	Therapeutics	Therapeutics
in k€	Ltd.	Ltd.	Biotherapies	GmbH	GmbH
Current assets	383	291	634	1,121	7,560
Non-current assets	299	9,047	1,752	549	972
Current liabilities	245	981	187	2,072	548
Non-current liabilities	—	—	2	4,325	—
Revenues from Jan 1 to Dec 31	1	—	—	1,294	—
Net income (loss) Jan 1 to Dec 31	(4,483)	(3,115)	(167)	(3,974)	(9,418)